Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
11.
Subsequent Events

Financing Activities

       In
January
2017,
we entered into a Subscription Agreement (the “Subscription Agreement”) with Acuitas, pursuant to which the Company will receive aggregate gross proceeds of
$1,300,000
(the “Loan Amount”) in consideration of the issuance of (i) an
8%
Series B Convertible Debenture due
March
31,
2017
(the
“January
2017
Convertible Debenture”) and (ii)
five
-year warrants to purchase shares of the Company’s common stock in an amount equal to one
hundred percent
(100%)
of the initial number of shares of common stock issuable upon the conversion of the
January
2017
Convertible Debenture, at an exercise price of
$0.85
per share (the
“January
2017
Warrants”). The Loan Amount is payable in tranches through
March
2017.
In addition, any warrants issued in conjunction with the
December
2016
Convertible Debenture currently outstanding with Acuitas have been increased by an additional
25%
 warrant coverage, exercisable for an aggregate of
827,293
shares of the Company’s common stock.

       The
January
2017
Warrants include, among other things, price protection provisions pursuant to which, subject to certain exempt issuances, the then exercise price of the
January
2017
Warrants will be adjusted if the Company issues shares of common stock at a price that is less than the then exercise price of the
January
2017
Warrants. Such price protection provisions will remain in effect until the earliest of (i) the termination date of the
January
2017
Warrants, (ii) such time as the
January
2017
Warrants are exercised or (iii) contemporaneously with the listing of the Company’s shares of common stock on a registered national securities exchange.

       In connection with the Subscription Agreement described above, the number of Shamus Warrants were increased from
75%
to
100%
warrant coverage, exercisable for an aggregate of
352,941
shares of the Company’s common stock.

2017
Stock Incentive Plan

On
February
27,
2017,
the Board of Directors and our stockholders approved the adoption of the
2017
Stock Incentive Plan (the
“2017
Plan”). The
2017
Plan allows the Company, under the direction of the Board of Directors or a committee thereof, to make grants of stock options, restricted and unrestricted stock and other stock-based awards to employees, including the Company’s executive officers, consultants and directors. The
2017
Plan allows for the issuance of up to
14,000,000
additional shares of Common Stock pursuant to new awards granted under the
2017
Plan and up to approximately
1,500,000
shares of Common Stock that are represented by options outstanding under the
2010
Plan (defined below) that are forfeited, expire or are cancelled without delivery of shares of Common Stock or which result in the forfeiture of shares of Common Stock back to the Company.
This description is qualified in its entirety by reference to the actual terms of the
2017
Plan, a copy of which is attached as Exhibit B to the Company’s preliminary Information Statement on Schedule
14C,
filed with the Securities and Exchange Commission on
February
28,
2017.

New Directors

On
March
11,
2017,
our Board of Directors appointed Marc Cummins and Richard J. Berman. to serve on the Board of Directors and its Audit Committee, effective immediately. There are no arrangements or understandings between Messrs. Cummins or Berman and any other person pursuant to which they were appointed as directors of the Company. There are no transactions to which the Company is a party and in which Messrs. Cummins or Berman have a material interest that are required to be disclosed under Item
404(a)
of Regulation S-K. Mr. Cummins previously served on the Board of Directors until his resignation on
December
15,
2010,
and Mr. Berman has not previously held any position at the Company. Neither individual has family relations with any directors or executive officers of the Company.